Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Total revenue	$ 723,053,000	$ 664,505,000	$ 615,628,000
Virtu Financial, LLC and subsidiaries
Revenues:
Trading income, net	685,150,000	623,733,000	581,476,000
Interest and dividends income	27,923,000	31,090,000	34,152,000
Technology services	9,980,000	9,682,000
Total revenue	723,053,000	664,505,000	615,628,000
Operating Expenses:
Brokerage, exchange and clearance fees, net	230,965,000	195,146,000	200,587,000
Communication and data processing	68,847,000	64,689,000	55,384,000
Employee compensation and payroll taxes	84,531,000	78,353,000	63,836,000
Interest and dividends expense	47,083,000	45,196,000	48,735,000
Operations and administrative	21,923,000	27,215,000	27,826,000
Depreciation and amortization	30,441,000	23,922,000	17,975,000
Amortization of purchased intangibles and acquired capitalized software	211,000	1,011,000	71,654,000
Acquisition cost			69,000
Acquisition related retention bonus	2,639,000	6,705,000	6,151,000
Impairment on intangible assets	0	0	1,489,000
Termination of office leases			6,134,000
Debt issue cost related to debt refinancing		10,022,000
Initial public offering fees and expenses	8,961,000
Transaction advisory fees and expenses	3,000,000
Financing interest expense on senior secured credit facility	30,894,000	24,646,000	26,460,000
Total operating expenses	529,495,000	476,905,000	526,300,000
Income before income taxes	193,558,000	187,600,000	89,328,000
Provision for (benefit from) income taxes	3,501,000	5,397,000	1,768,000
Net income available for common stockholders	190,057,000	182,203,000	87,560,000
Other comprehensive income (loss)
Foreign exchange translation adjustment	(5,032,000)	1,382,000	548,000
Comprehensive income attributable to common stockholders	$ 185,025,000	$ 183,585,000	$ 88,108,000